Dividends - Total coupons on capital securities classified as equity (commentary) (Details)				12 Months Ended
	Jan. 17, 2019 USD ($) $ / shares	Jan. 04, 2019 USD ($)	Jan. 04, 2019 EUR (€)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share(in dollars per share) | $ / shares				$ 0.21
Dividends declared before financial statements authorized for issue				$ 4,205,000,000
Dividend payables				0
EUR 1,250m Subordinated Capital Securities
Disclosure of classes of share capital [line items]
Dividend payables				0
Notional amount | €					€ 1,250,000,000
EUR 1,250m Subordinated Capital Securities | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue		$ 34,000,000	€ 30,000,000
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure of classes of share capital [line items]
Dividend payables				0
Notional amount				$ 1,500,000,000
Other equity instruments interest rate				5.625%	5.625%
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share(in dollars per share) | $ / shares	$ 28.125
Dividends declared before financial statements authorized for issue	$ 42,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share(in dollars per share) | $ / shares				$ 0.21
Dividends declared before financial statements authorized for issue				$ 4,205,000,000